STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish World High Yield Portfolio
    ("Portfolio"), at value (Note 1A)                             $31,586,595
  Deferred organization costs (Note 1D)                                 6,956
  Prepaid expenses                                                      7,115
                                                                  -----------
    Total assets                                                   31,600,666

LIABILITIES
  Distributions payable                                 $453,114
  Accrued accounting, custody and transfer agent fees      2,083
  Accrued trustees' fees and expenses (Note 2)               989
  Accrued expenses and other liabilities                   7,673
                                                        --------
    Total liabilities                                                 463,859
                                                                  -----------
NET ASSETS                                                        $31,136,807
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $39,010,498
  Accumulated net realized loss                                    (4,304,079)
  Undistributed net investment income                                 289,091
  Net unrealized depreciation                                      (3,858,703)
                                                                  -----------
TOTAL NET ASSETS                                                  $31,136,807
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           1,839,109
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE (Net Assets/Shares outstanding)                       $     16.93
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                          $ 1,541,725
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $35)                                    31,465
  Expenses allocated from Portfolio                                     (38,843)
                                                                    -----------
    Net investment income allocated from Portfolio                    1,534,347

EXPENSES
  Accounting, custody, and transfer agent fees          $    12,689
  Registration fees                                           6,937
  Legal and audit services                                    5,940
  Trustees' fees and expenses (Note 2)                        1,989
  Amortization of organization expenses (Note 1D)             1,795
  Insurance expense                                             278
  Miscellaneous                                               3,602
                                                        -----------
    Total expenses                                           33,230

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (33,000)
                                                        -----------
    Total expense deductions                                (33,000)
                                                        -----------
      Net expenses                                                          230
                                                                    -----------
        Net investment income                                         1,534,117
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                       (229,485)
    Written options transactions                           (124,396)
    Foreign currency transactions and forward foreign
      currency exchange contracts                           171,483
                                                        -----------
      Net realized loss                                                (182,398)

  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                (1,281,723)
    Written options                                         279,443
    Foreign currency and forward foreign currency
      exchange contracts                                    (86,652)
                                                        -----------
      Change in net unrealized appreciation
        (depreciation)                                               (1,088,932)
                                                                    -----------
    Net realized and unrealized loss on investments                  (1,271,330)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   262,787
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,534,117        $ 3,347,065
  Net realized loss                                           (182,398)        (1,916,911)
  Change in net unrealized appreciation (depreciation)      (1,088,932)          (751,086)
                                                           -----------        -----------
  Net increase in net assets from investment operations        262,787            679,068
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,086,601)        (3,347,065)
  In excess of net investment income                                --           (227,812)
  Return of capital                                                 --            (44,546)
                                                           -----------        -----------
  Total distributions to shareholders                       (1,086,601)        (3,619,423)
                                                           -----------        -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                             669,797            261,396
  Value of shares issued to shareholders in payment of
    distributions declared                                     180,512            527,973
  Cost of shares redeemed                                      (27,679)        (7,168,363)
                                                           -----------        -----------
  Net increase (decrease) in net assets from Fund
    share transactions                                         822,630         (6,378,994)
                                                           -----------        -----------
TOTAL DECREASE IN NET ASSETS                                    (1,184)        (9,319,349)

NET ASSETS
  At beginning of period                                    31,137,991         40,457,340
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $299,400 and distributions in
    excess of net investment income of $158,425,
    respectively)                                          $31,136,807        $31,137,991
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                 SIX MONTHS          YEAR ENDED            JUNE 2, 1997
                                                   ENDED            DECEMBER 31,         (COMMENCEMENT OF
                                               JUNE 30, 2000   ----------------------     OPERATIONS) TO
                                               (UNAUDITED)(1)   1999(1)     1998(1)    DECEMBER 31, 1997(1)
                                               --------------  ----------  ----------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 17.39       $ 19.02     $ 20.51          $ 20.00
                                                  -------       -------     -------          -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                             0.85          1.84        1.70             0.98
  Net realized and unrealized gain (loss) on
    investments                                     (0.71)        (1.45)      (1.52)            0.26
                                                  -------       -------     -------          -------
Total from investment operations                     0.14          0.39        0.18             1.24
                                                  -------       -------     -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.60)        (1.87)      (1.67)           (0.63)
  In excess of net investment income                   --         (0.13)         --               --
  From net realized gain on investments                --            --          --            (0.10)
  From tax return of capital                           --         (0.02)         --               --
                                                  -------       -------     -------          -------
Total distributions to shareholders                 (0.60)        (2.02)      (1.67)           (0.73)
                                                  -------       -------     -------          -------
NET ASSET VALUE, END OF PERIOD                    $ 16.93       $ 17.39     $ 19.02          $ 20.51
                                                  =======       =======     =======          =======

TOTAL RETURN++                                       0.79%+++      2.20%       0.86%            6.20%+++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(2)         0.25%+        0.00%       0.00%            0.00%+
  Net Investment Income (to average daily net
    assets)*                                         9.94%+        9.87%       8.40%            8.07%+
  Net Assets, End of Period (000's omitted)       $31,137       $31,138     $40,457          $27,398

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                   $  0.78       $  1.64     $  1.51          $  0.74
Ratios (to average daily net assets):
  Expenses (2)                                       1.12%+        1.08%       0.91%            1.96%+
  Net investment income                              9.07%+        8.79%       7.49%            6.11%+

(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish World High Yield Portfolio's allocated expenses.
+     Computed on an annualized basis.
++    Total return would have been lower in the absence of expense waivers.
+++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish World High Yield Fund (formerly, Standish Diversified Income Fund) (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish World High Yield Portfolio (formerly, Standish Diversified Income Portfolio) (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the Fund's taxable income arising from future net realizable gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $1,365,591 and $1,721,238 which expire on December 31, 2006 and 2007, respectively. The Fund elected to defer to its fiscal year ending December 31, 2000 losses of $959,194 recognized during the period from November 1, 1999 to December 31, 1999.

      D. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through May 2002.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, LLC ("SIMCO") for investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Commencing March 31, 2000, SIMCO voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of expenses allocated from the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. Prior to March 31, 2000, SIMCO voluntarily agreed to limit total operating expenses of the Fund and its pro rata share of expenses allocated from the Portfolio to 0.00% of the Fund's average daily net assets. Pursuant to these agreements, for the six months ended June 30, 2000, SIMCO voluntarily reimbursed the Fund for $33,000 of its operating expenses. The Trust pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of Standish, Ayer & Wood, Inc., the parent company of SIMCO.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000 aggregated $669,796 and $489,884, respectively.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2000       YEAR ENDED
                                                                 (UNAUDITED)     DECEMBER 31, 1999
                                                               ----------------  -----------------
      Shares sold                                                     40,056              13,893
      Shares issued to shareholders in payment of
        distributions declared                                        10,531              29,761
      Shares redeemed                                                 (1,575)           (380,241)
                                                                 -----------       -------------
      Net increase (decrease)                                         49,012            (336,587)
                                                                 ===========       =============

      At June 30, 2000, two shareholders held of record approximately 55% and 19%, of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 PAR         VALUE
SECURITY                                                            RATE         MATURITY       VALUE*     (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.8%

ASSET BACKED -- 1.1%
Green Tree Financial Corp. 1997-6 B2
  Non-ERISA                                                         7.750%      01/15/2029   $  873,415   $  349,366
                                                                                                          ----------
Total Asset Backed (Cost $819,679)                                                                           349,366
                                                                                                          ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
GE Capital Mortgage Services Inc. 1994-1 B3
  144A Non-ERISA                                                    6.500%      01/25/2024      234,198      186,618
                                                                                                          ----------
Total Collateralized Mortgage Obligations (Cost $200,825)                                                    186,618
                                                                                                          ----------
CONVERTIBLE CORPORATE BONDS -- 1.9%
Exide Corp. 144A+                                                   2.900%      12/15/2005      460,000      234,600
Integrated Health#                                                  5.750%      01/01/2001      500,000        1,250
Tenet Healthcare Corp.+                                             6.000%      12/01/2005      450,000      374,445
                                                                                                          ----------
Total Convertible Corporate Bonds (Cost $1,177,376)                                                          610,295
                                                                                                          ----------
CORPORATE -- 53.4%

BANK BONDS -- 3.1%
Bank United Corp. Notes+                                            8.875%      05/01/2007      200,000      182,000
First Palm Beach Notes                                             10.350%      06/30/2002      100,000       92,000
GS Escrow Corp. 144A Notes                                          7.125%      08/01/2005      400,000      354,392
Matrix Capital Corp. Notes+                                        11.500%      09/30/2004      300,000      249,000
Webster Financial Capital 144A Notes+                               9.360%      01/29/2027      100,000       85,645
                                                                                                          ----------
                                                                                                             963,037
                                                                                                          ----------
FINANCIAL -- 4.5%
Amresco Inc. Corp. Senior Sub Notes+                                9.875%      03/15/2005      175,000       80,500
Cabot Industrial Property LP+                                       7.125%      05/01/2004      300,000      286,985
Conseco Finance Trust Capital Notes+                                8.796%      04/01/2027      700,000      308,000
Conseco Finance Trust II+                                           8.700%      11/15/2026       75,000       33,000
Fresenius Medical Capital Trust Notes                               7.875%      02/01/2008      300,000      273,000
Meditrust, REIT                                                     7.820%      09/10/2026      200,000      152,000
Phoenix Re-Insurance Corp. Capital Notes+                           8.850%      02/01/2027      175,000      114,092
Tanger REIT Senior Notes+                                           7.875%      10/24/2004      200,000      184,398
                                                                                                          ----------
                                                                                                           1,431,975
                                                                                                          ----------
INDUSTRIAL BONDS -- 45.8%
Adelphia Communications+                                            8.125%      07/15/2003      175,000      165,812
Adelphia Communications Senior Notes+                               9.250%      10/01/2002      150,000      147,374
Allied Waste Industries 144A Notes+                                 7.375%      01/01/2004      125,000      110,625
Allied Waste Industries 144A Notes+                                 7.625%      01/01/2006      150,000      130,500
Argosy Gaming Co.+                                                 10.750%      06/01/2009      175,000      181,125
Beckman Instruments+                                                7.450%      03/04/2008      475,000      436,578
CSC Holdings Inc.+                                                  8.125%      08/15/2009      300,000      292,425
Charter Communications Holdings Inc.                                0.000%      01/15/2010      200,000      113,500
Charter Communications Holdings LLC+                                8.250%      04/01/2007      475,000      420,375
Cleveland Electric Co.+                                             7.430%      11/01/2009      300,000      282,480
Conmed Corp. Notes                                                  9.000%      03/15/2008      175,000      160,125
D.R. Horton Inc.                                                   10.500%      04/01/2005      400,000      401,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PAR          VALUE
SECURITY                                           RATE      MATURITY      VALUE*      (NOTE 1A)
------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Exide Corp.                                       10.000%   04/15/2005   $  150,000   $  134,250
Extendicare Health Services Senior Notes+          9.350%   12/15/2007      484,000      203,280
Fox Sports Networks LLC(a)                         0.000%   08/15/2007      275,000      214,500
Fox/Liberty Network+                               8.875%   08/15/2007      275,000      272,250
GT Group Telecom                                   0.000%   02/01/2010      575,000      313,375
Global Crossing Holding Ltd. Notes+                9.625%   05/15/2008      400,000      389,000
Grove Worldwide Senior Notes(a)                    0.000%   05/01/2009      175,000       12,250
Grove Worldwide Senior Sub Notes+                  9.250%   05/01/2008      125,000       47,500
Harras Operating Co. Inc.                          7.500%   01/15/2009      100,000       92,274
Horseshoe Gaming Holdings+                         8.625%   05/15/2009      400,000      372,000
Horseshoe Gaming LLC Notes                         9.375%   06/15/2007      250,000      247,500
Huntsman ICI Chemicals LLC                         0.000%   12/31/2009      400,000      128,000
Huntsman ICI Chemicals LLC 144A                   10.125%   07/01/2009      600,000      604,500
Isle of Capri Casinos+                             8.750%   04/15/2009      435,000      400,200
Lamar Media Corp.                                  8.625%   09/15/2007      225,000      214,875
Lear Corp.                                         8.110%   05/15/2009      300,000      273,223
Level 3 Communications Inc. Step Up Notes          0.000%   03/15/2010      200,000      110,500
Lilly Industries Inc. Notes+                       7.750%   12/01/2007      180,000      167,959
McLeod USA Senior Notes                            8.375%   03/15/2008      550,000      503,250
Mohegan Tribal Gaming                              8.125%   01/01/2006      250,000      235,000
Mohegan Tribal Gaming                              8.750%   01/01/2009       50,000       47,500
Nextel Communications Inc.                         9.375%   11/15/2009      325,000      312,000
Nextlink Communications(a)                         0.000%   06/01/2009      225,000      139,500
Nextlink Communications 144A Notes                10.750%   11/15/2008      500,000      493,750
Ocean Energy Inc.                                  7.625%   07/01/2005      325,000      310,375
Owens Illinois Inc. Deb Notes NCL                  7.500%   05/15/2010      150,000      130,809
Owens-Illinois Inc.                                7.150%   05/15/2005      175,000      159,392
Panavision Inc. Step Up Sub Notes                  0.000%   02/01/2006      450,000       90,000
Park Place Entertainment                           7.950%   08/01/2003      350,000      344,156
Park Place Entertainment                           9.375%   02/15/2007      125,000      125,312
Premier Parks Inc.                                 9.750%   06/15/2007      325,000      313,625
Premier Parks Inc. Senior Notes+                   9.250%   04/01/2006       50,000       47,375
Premier Parks Inc. Step Up Senior Notes(a)         0.000%   04/01/2008      150,000      102,375
Psinet Inc.                                       10.500%   12/01/2006       50,000       46,500
Psinet Inc.                                       11.500%   11/01/2008       75,000       71,250
RSL Communications PLC Notes(a)                    0.000%   03/01/2008      225,000       83,250
RSL Communications PLC Notes                       9.875%   11/15/2009      150,000       93,000
RSL Communications PLC Notes                      12.000%   11/01/2008       75,000       54,750
Republic Service                                   7.125%   05/15/2009      625,000      566,044
Revlon Consumer Prods+                             8.625%   02/01/2008      300,000      151,500
Rose Hills Co. Senior Sub Notes                    9.500%   11/15/2004      125,000       81,875
Salem Communications Corp. Senior Sub Notes        9.500%   10/01/2007      175,000      164,500
Scotts Company                                     8.625%   01/15/2009      475,000      451,250
Sequa Corp. 144A                                   9.000%   08/01/2009      300,000      288,000
Speedway Motorsports                               8.500%   08/15/2007      350,000      325,500
Station Casinos Inc.                               9.875%   07/01/2010      450,000      448,227
Tricon Global Restaurant Inc. Senior Notes         7.450%   05/15/2005      325,000      300,924
Waste Management Inc.                              6.875%   05/15/2009      650,000      573,767

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     PAR            VALUE
SECURITY                                RATE      MATURITY          VALUE*        (NOTE 1A)
--------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Williams Communications Group Notes    10.700%   10/01/2007   $        225,000   $   222,750
Williams Communications Group Notes    10.875%   10/01/2009            150,000       146,250
                                                                                 -----------
                                                                                  14,463,111
                                                                                 -----------
Total Corporate (Cost $19,031,565)                                                16,858,123
                                                                                 -----------
GOVERNMENT/OTHER -- 37.7%

EURODOLLAR -- 8.6%
Bulgaria FLIRB Series A(b)              2.750%   07/28/2012            375,000       274,687
Exodus Communications                  11.375%   07/15/2008            700,000       665,018
Flextronics International               9.750%   07/01/2010            225,000       220,201
Level 3 Communications Inc.            10.750%   03/15/2008            220,000       197,453
Level 3 Communications Inc.            11.250%   03/15/2010             80,000        71,801
Metromedia Fiber Network               10.000%   12/15/2009            550,000       504,134
Psinet Inc.                            11.000%   08/01/2009            175,000       155,394
Remy Cointreau 144A                    10.000%   07/30/2005            150,000       156,826
Republic of Argentina                  11.750%   06/15/2015            260,000       235,300
Russia Ministry of Finance             10.000%   06/26/2007            245,000       187,884
Winstar Communications 144A            12.750%   04/15/2010             45,000        40,818
                                                                                 -----------
                                                                                   2,709,516
                                                                                 -----------
GERMANY -- 1.3%
Colt Telecom Group PLC 144A Notes       7.625%   07/31/2008            725,000       322,078
Exide Holding Europe 144A Notes         9.125%   04/15/2004            200,000        91,778
                                                                                 -----------
                                                                                     413,856
                                                                                 -----------
IRELAND -- 0.6%
Esat Telecom Group PLC                 11.875%   11/01/2009            150,000       179,025
                                                                                 -----------
LUXEMBOURG -- 0.9%
PTC International Finance II SA        11.250%   12/01/2009            300,000       297,181
                                                                                 -----------
NETHERLANDS -- 0.7%
Koninklijke Ahold NV                    4.000%   05/19/2005            100,000       104,073
Versatel Telecom                        4.000%   03/30/2005             95,000        85,037
Versatel Telecom                        4.000%   12/17/2004             40,000        44,303
                                                                                 -----------
                                                                                     233,413
                                                                                 -----------
NEW ZEALAND -- 0.1%
Fletcher Challenge CVT                 10.000%   04/30/2005             50,000        24,141
                                                                                 -----------
SLOVAKIA -- 0.3%
Slovak Wireless                        11.250%   03/30/2007            100,000        98,344
                                                                                 -----------
TURKEY -- 0.7%
Turkish Treasury Bill                   0.000%   08/22/2001    181,000,000,000       208,277
                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PAR         VALUE
SECURITY                                            RATE      MATURITY     VALUE*     (NOTE 1A)
------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 0.9%
Colt Telecom                                        2.000%   04/03/2007   $125,000   $    96,673
IPC Magazines 144A+(a)                              0.000%   03/15/2008    200,000       179,006
                                                                                     -----------
                                                                                         275,679
                                                                                     -----------
YANKEE BONDS -- 23.6%
Asia Pulp and Paper Global Financial 144A
  CVT+                                              2.000%   07/25/2000    125,000       152,500
Asia Pulp and Paper Global Financial III           10.761%   04/17/2002    600,000       423,000
Brazil DCB-Bearer                                   7.438%   04/15/2012    950,000       695,875
Cho Hung Bank+                                     11.500%   04/01/2010    395,625       386,000
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                          0.000%   12/15/2006    350,000       308,000
Guangdong Enterprises 144A Senior Notes
  NCL#                                              8.875%   05/22/2007    825,000       338,250
IBJ Preferred Capital Co. LLC 144A                  8.790%   12/29/2049    175,000       159,600
Innova S De R.L                                    12.875%   04/01/2007    680,000       627,300
KPN-Qwest B.V                                       8.125%   06/01/2009    150,000       141,000
Lite-On Tech 144A CVT                               0.000%   12/15/2002    250,000       285,000
Mexico Global Bond                                 11.375%   09/15/2016    565,000       638,450
Republic of Argentina                               7.375%   03/31/2005    433,600       395,226
Republic of Brazil(b)                               8.000%   04/15/2014    535,663       393,380
Republic of Brazil                                 14.500%   10/15/2009    775,000       827,313
Republic of Panama Notes                            8.875%   09/30/2027    500,000       420,000
Republic of Peru 144A FLIRB(b)                      3.750%   03/07/2017    400,000       241,500
Republic of Philippines                            10.625%   03/16/2025    195,000       166,725
Republic of Venezuela                               9.250%   09/15/2027    250,000       164,225
Russia Ministry of Finance                         12.750%   06/24/2028    225,000       193,922
Russian IAN(b)                                      7.938%   12/15/2015    685,000       208,497
UPM-Kymmene Corp. 144A Notes                        7.450%   11/26/2027    350,000       299,798
                                                                                     -----------
                                                                                       7,465,561
                                                                                     -----------
Total Government/Other (Cost $12,543,165)                                             11,904,993
                                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 2.1%

TREASURY BONDS -- 2.1%
U.S. Treasury Bond+                                 8.125%   05/15/2021    350,000       427,056
U.S. Treasury Bond+                                 9.250%   02/15/2016    175,000       227,091
                                                                                     -----------
Total U.S. Treasury Obligations (Cost $646,270)                                          654,147
                                                                                     -----------
TOTAL BONDS AND NOTES (COST $34,418,880)                                              30,563,542
                                                                                     -----------

                                                                            SHARES
                                                                           --------
PREFERRED STOCKS -- 3.8%
Adelphia Communications                                                      1,300       131,300
Equity Office Properties Trust 144A CVT                                      8,000       332,000
Global Crossing PIK Pfd 144A                                                 4,000       384,000
Paxson Communications 12.5% PIK Pfd                                            367       367,000
                                                                                     -----------
TOTAL PREFERRED STOCKS (COST $1,235,410)                                               1,214,300
                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           CONTRACT        VALUE
SECURITY                                                                     SIZE        (NOTE 1A)
---------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.1%
USD Put/MXP Call, Strike Price 10.00, 4/12/2001                             330,000   $       6,758
USD Put/MXP Call, Strike Price 8.25, 04/12/2001                             660,000              84
UST 6.50% Call, Strike Price 99.31, 08/11/2000                                5,000          20,190
                                                                                      -------------
TOTAL PURCHASED OPTIONS (COST $20,604)                                                       27,032
                                                                                      -------------

SHORT-TERM INVESTMENTS -- 1.0%

REPURCHASE AGREEMENTS -- 1.0%
Investors Bank & Trust Repurchase Agreement, dated 06/30/00, due
07/03/00, with a maturity value of $329,318 and an effective yield of 5.75%, collateralized by a U.S. Government Agency Obligation with a rate of 7.50%, maturity date of 04/01/28 and market value
of $336,196.                                                                                329,160
                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $329,160)                                                329,160
                                                                                      -------------

TOTAL INVESTMENTS -- 101.7% (COST $36,004,054)                                        $  32,134,034

OTHER ASSETS, LESS LIABILITIES -- (1.7%)                                                   (547,330)
                                                                                      -------------

NET ASSETS -- 100.0%                                                                  $  31,586,704
                                                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
DEB - Debenture
FLIRB - Front Loaded Interest Reduction Bond
NCL - Non-callable
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
UST - United States Treasury
MXP - Mexican Peso
USD - United States Dollar
* Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
+     Denotes all or part of security pledged as collateral.
#     Defaulted security.
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)   Variable Rate Security; rate indicated is as of 6/30/00.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A)
    (identified cost, $36,004,054)                                  $32,134,034
  Receivable for investments sold                                       752,190
  Receivable from investment adviser (Note 2)                               625
  Interest receivable                                                   647,019
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                          52,329
  Deferred organization costs (Note 1E)                                   2,272
  Prepaid expenses                                                        3,092
                                                                    -----------
    Total assets                                                     33,591,561

LIABILITIES
  Payable for investments purchased                     $1,907,536
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                             37,808
  Options written, at value (Note 5)
    (premiums received, $38,194)                            36,427
  Accrued accounting and custody fees                        5,959
  Accrued trustees' fees and expenses (Note 2)               1,501
  Accrued expenses and other liabilities                    15,626
                                                        ----------
    Total liabilities                                                 2,004,857
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $31,586,704
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                   $ 1,541,732
  Dividend income (net of foreign withholding taxes
    of $35)                                                              31,465
                                                                    -----------
    Total income                                                      1,573,197

EXPENSES
  Investment advisory fee (Note 2)                      $    77,177
  Accounting and custody fees                                36,583
  Legal and audit services                                   20,332
  Insurance expense                                           2,486
  Trustees' fees and expenses (Note 2)                        1,545
  Amortization of organization expenses (Note 1E)               594
  Miscellaneous                                                 344
                                                        -----------
    Total expenses                                          139,061

Deduct:
  Waiver of investment advisory fee (Note 2)                (77,177)
  Reimbursement of Fund operating expenses (Note 2)         (23,041)
                                                        -----------
    Total expense deductions                               (100,218)
                                                        -----------
      Net expenses                                                       38,843
                                                                    -----------
        Net investment income                                         1,534,354
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                       (229,487)
    Written options transactions                           (124,397)
    Foreign currency transactions and forward foreign
      currency exchange contracts                           171,487
                                                        -----------
      Net realized loss                                                (182,397)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (1,281,728)
    Written options                                         279,443
    Foreign currency and forward foreign currency
      exchange contracts                                    (86,653)
                                                        -----------
      Change in net unrealized
        appreciation (depreciation)                                  (1,088,938)
                                                                    -----------
    Net realized and unrealized loss                                 (1,271,335)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   263,019
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,534,354       $  3,347,072
  Net realized loss                                           (182,397)        (1,916,917)
  Change in net unrealized appreciation (depreciation)      (1,088,938)          (751,087)
                                                           -----------       ------------
  Net increase in net assets from investment operations        263,019            679,068
                                                           -----------       ------------
CAPITAL TRANSACTIONS
  Contributions                                                669,796            260,000
  Withdrawals                                                 (489,884)       (11,435,882)
                                                           -----------       ------------
  Net increase (decrease) in net assets from
    capital transactions                                       179,912        (11,175,882)
                                                           -----------       ------------
  Total Increase (Decrease) in Net Assets                      442,931        (10,496,814)

NET ASSETS
  At beginning of period                                    31,143,773         41,640,587
                                                           -----------       ------------
  At end of period                                         $31,586,704       $ 31,143,773
                                                           ===========       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                                        YEAR ENDED           JUNE 2, 1997
                                               SIX MONTHS ENDED        DECEMBER 31,        (COMMENCEMENT OF
                                                JUNE 30, 2000    ------------------------   OPERATIONS) TO
                                                 (UNAUDITED)        1999         1998      DECEMBER 31, 1997
                                               ----------------  -----------  -----------  -----------------
RATIOS:
  Expenses (to average daily net assets)*             0.25%+          0.00%        0.00%           0.00%+
  Net Investment Income (to average daily net
    assets)*                                          9.94%+          9.83%        8.40%           8.07%+
  Portfolio Turnover                                    85%++          137%         145%             25%++
  Net Assets, End of Period (000's omitted)        $31,587         $31,144      $41,641         $27,784

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                            0.90%+          0.86%        0.75%           1.50%+
  Net investment income                               9.29%+          8.97%        7.65%           6.57%+

+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish World High Yield Portfolio (formerly, Standish Diversified Income Portfolio) (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2000, there was one fund, Standish World High Yield Fund (formerly, Standish Diversified Income Fund) (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2000 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through May 2002.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Investment Management Company, LLC ("SIMCO") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Commencing March 31, 2000, SIMCO voluntarily agreed to limit the total operating expenses of the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets. Prior to March 31, 2000, SIMCO voluntarily agreed to limit the total operating expenses of the Portfolio to 0.00% of the Portfolio's average daily net assets. Pursuant to these agreements, for the six months ended June 30, 2000, SIMCO voluntarily did not impose $77,177 of its investment advisory fee and reimbursed the Portfolio for $23,041 of its operating expenses. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are directors or officers of Standish, Ayer & Wood, Inc., the parent company of SIMCO.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000 were as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------

      U.S. Government Securities                        $ 2,682,237  $ 2,580,955
                                                        ===========  ===========
      Investments (non-U.S. Government Securities)      $25,444,261  $22,636,535
                                                        ===========  ===========

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $36,004,054
                                                                   ===========
      Gross unrealized appreciation                                    309,062
      Gross unrealized depreciation                                 (4,179,082)
                                                                   -----------
      Net unrealized depreciation                                  $(3,870,020)
                                                                   ===========

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 2000 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS      PREMIUMS
                                                               -------------------     ---------
      Outstanding, beginning of period                                  3              $  18,742
      Options written                                                   1                  5,156
      Options expired                                                  (1)                (4,992)
      Options closed                                                   (3)               (18,906)
                                                                       --              ---------
      Outstanding, end of period                                        0              $      --
                                                                       ==              =========

      WRITTEN CALL OPTION TRANSACTIONS
      ----------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS      PREMIUMS
                                                               -------------------     ---------
      Outstanding, beginning of period                                  1              $   2,672
      Options written                                                   1                  2,578
      Options expired                                                  (1)                (2,672)
                                                                       --              ---------
      Outstanding, end of period                                        1              $   2,578
                                                                       ==              =========

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      ----------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS      PREMIUMS
                                                               -------------------     ---------
      Outstanding, beginning of period                                  2              $ 129,540
      Options written                                                   4                 20,175
      Options expired                                                  (3)              (114,099)
      Options closed                                                    0                     --
                                                                       --              ---------
      Outstanding, end of period                                        3              $  35,616
                                                                       ==              =========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      There were no outstanding future contracts at June 30, 2000.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2000, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   LOCAL PRINCIPAL          CONTRACT               MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO RECEIVE             AMOUNT              VALUE DATE               VALUE         FACE AMOUNT     GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                  1,333,959    09/07/2000-04/17/2002     $     1,304,969  $    1,281,833   $      23,136
      Japanese Yen                     64,000,000       07/31-09/27/2000               609,962         616,366          (6,404)
      Slovakia Koruna                  11,118,524          09/11/2000                  247,580         256,093          (8,513)
                                                                               ---------------  --------------   -------------
      TOTAL                                                                    $     2,162,511  $    2,154,292   $       8,219
                                                                               ===============  ==============   =============

                                   LOCAL PRINCIPAL          CONTRACT               MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO DELIVER             AMOUNT              VALUE DATE               VALUE         FACE AMOUNT     GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                  1,388,294    07/10/2000-04/17/2002     $     1,308,677  $    1,294,138   $     (14,539)
      Euro                              3,594,949    08/24/2000-08/22/2001           3,451,636       3,473,579          21,943
      Hong Kong Dollar                  5,232,979          08/13/2001                  671,403         663,051          (8,352)
      Japanese Yen                     32,000,000          09/27/2000                  306,546         310,680           4,134
      New Zealand Dollar                   55,000          09/20/2000                   25,785          26,323             538
                                                                               ---------------  --------------   -------------
      TOTAL                                                                    $     5,764,047  $    5,767,771   $       3,724
                                                                               ===============  ==============   =============

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                     MARKET                               MARKET        CONTRACT   UNREALIZED
      CONTRACTS TO DELIVER            VALUE       IN EXCHANGE FOR          VALUE       VALUE DATE     GAIN
      --------------------------------------------------------------------------------------------------------
      Euro                        $     757,562  Hungarian Forint      $     760,140   08/08/2000  $     2,578
                                  -------------                        -------------               -----------
      TOTAL                       $     757,562                        $     760,140               $     2,578
                                  =============                        =============               ===========

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 2000, the Portfolio did not have any delayed delivery transactions.

(7)   CONCENTRATION OF RISK:

      The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

      There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(8)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended
      June 30, 2000, the expense related to the commitment fee was $263 for the Portfolio.

      During the six months ended June 30, 2000, the Portfolio had no borrowings under the credit facility.


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